The currencies used in the sensitivity analysis and their respective scenarios are shown below: (Details) - Currency risk [member]	Dec. 31, 2021 Number
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate	5.5805
United States of America, Dollars | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.0611
United States of America, Dollars | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.9756
United States of America, Dollars | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	8.3708
E U R [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.3210
E U R [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.7378
E U R [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate	7.9013
E U R [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	9.4815
U S D X E U R [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.1327
U S D X E U R [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.1337
U S D X E U R [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.4159
U S D X E U R [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.6991